Restatement of Previously Issued Financial Statements	7 Months Ended
Sep. 30, 2021
Restatement of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, the Company concluded it was appropriate to restate the presentation of Class A ordinary shares subject to possible redemption to reflect its Public Shares within temporary equity after determining the Public Shares redemption feature is not solely within the control of the Company. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, Accounting Standards Codification (“ASC”) 480, paragraph 10-99, redemption provisions not solely within the control of the Company require ordinary share subject to redemption to be classified outside of permanent equity. The Company previously recorded the Class A ordinary shares subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than
$5,000,001,
thus recording a portion of the Class A ordinary shares as permanent equity. The restatement resulted
in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.
There
has been no change in the Company’s total assets, liabilities or operating results.
The
impact of
the restatement on
the Company’s financial statements previously included on Form 8-K as filed on July 2, 2021 is reflected in the following table.

Balance Sheet as of July 2, 2021	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$238,931,480	$11,068,520	$250,000,000
Class A ordinary shares	$175	$(111)	$64
Additional paid-in capital	$5,004,522	$(5,004,522)	$—
Accumulated deficit	$(5,325)	$(6,063,887)	$(6,069,212)
Total Permanent Equity (Deficit)	$5,000,005	$(11,068,520)	$(6,068,515)
Number of Class A ordinary shares subject to possible redemption	23,893,148	1,106,852	25,000,000